UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments

As of June 30, 2008

		Coupon	Maturity Date	Face Amount ($000))	Market Value ($000)
U.S. Government and Agency Obligations (8.8%)
U. S. Government Securities (0.8%)
	U.S. Treasury Bond	5.000%	5/15/37	100,000	107,547

Agency Bonds and Notes (4.3%)
[1]	Federal Farm Credit Bank	4.875%	1/17/17	75,000	75,280
[1]	Federal Home Loan Bank	4.375%	3/17/10	100,000	101,983
[1]	Federal Home Loan Bank	5.500%	7/15/36	100,000	103,934
[1]	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	75,000	79,699
[1]	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50,000	50,118
[1]	Federal National Mortgage Assn.	5.125%	7/13/09	50,000	51,051
[1]	Federal National Mortgage Assn.	7.125%	6/15/10	50,000	53,669
[1]	Tennessee Valley Auth.	4.375%	6/15/15	35,000	34,766

					550,500
Conventional Mortgage-Backed Securities (3.7%)
[1,2]	Federal National Mortgage Assn.	4.500%	12/1/33–10/1/36	97,201	90,342
[1,2]	Federal National Mortgage Assn.	5.500%	5/1/33–2/1/35	43,695	43,217
[1,2]	Federal National Mortgage Assn.	6.000%	10/1/35–12/1/36	60,369	60,995
[2]	Government National Mortgage Assn.	5.000%	5/15/38	41,948	40,680
[2]	Government National Mortgage Assn.	5.500%	3/15/35–5/15/38	74,537	74,288
[2]	Government National Mortgage Assn.	6.000%	6/15/31–4/15/37	162,927	165,665

					475,187

Total U.S. Government and Agency Obligations (Cost $1,123,913)					1,133,234

Corporate Bonds (45.5%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
[2]	Connecticut RRB Special Purpose Trust	6.210%	12/30/11	12,870	13,227

Finance (19.0%)
	Banking (10.4%)
	Associates Corp. of North America	6.250%	11/1/08	25,000	25,209
	Banc One Corp.	7.750%	7/15/25	25,000	27,478
	Bank of America Corp.	3.250%	8/15/08	14,750	14,757
	Bank of America Corp.	3.375%	2/17/09	27,000	26,861
	Bank of America Corp.	4.875%	1/15/13	43,100	41,863
	Bank of America Corp.	5.375%	6/15/14	25,525	24,786
	Bank of America Corp.	5.625%	10/14/16	22,500	21,390
[3]	Bank of Scotland PLC	4.000%	9/15/09	10,000	9,817
	BB&T Corp.	6.500%	8/1/11	25,000	25,549
	BB&T Corp.	4.750%	10/1/12	16,000	15,433
	BB&T Corp.	5.250%	11/1/19	19,000	16,386
	Citicorp	6.650%	12/15/10	25,000	26,273
	Citigroup, Inc.	4.125%	2/22/10	12,000	11,888
	Citigroup, Inc.	6.500%	1/18/11	10,000	10,380
	Citigroup, Inc.	6.625%	6/15/32	9,000	8,203

	Citigroup, Inc.	6.000%	10/31/33	15,000	12,640
	Citigroup, Inc.	5.850%	12/11/34	15,000	12,727
	Citigroup, Inc.	6.125%	8/25/36	50,000	42,593
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	18,800	19,494
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	23,825	23,105
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	32,500	30,663
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	13,300	14,508
	Deutsche Bank Financial	4.875%	5/20/13	30,000	29,596
	Fifth Third Bank	4.200%	2/23/10	33,000	31,711
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	19,000	15,282
	HSBC Bank USA	4.625%	4/1/14	13,100	12,585
	HSBC Bank USA	5.875%	11/1/34	21,000	18,795
	HSBC Holdings PLC	7.625%	5/17/32	15,800	16,575
	HSBC Holdings PLC	6.500%	5/2/36	22,000	20,579
	Huntington National Bank	4.375%	1/15/10	16,000	14,901
	J.P. Morgan, Inc.	5.750%	10/15/08	20,000	20,128
	J.P. Morgan, Inc.	6.250%	1/15/09	20,000	20,289
	JPMorgan Chase & Co.	3.500%	3/15/09	12,000	11,961
	JPMorgan Chase & Co.	5.750%	1/2/13	14,000	14,127
	JPMorgan Chase & Co.	4.750%	5/1/13	8,000	7,702
	JPMorgan Chase & Co.	5.125%	9/15/14	9,665	9,079
	Mellon Funding Corp.	5.000%	12/1/14	12,000	11,616
[3]	Mizuho Finance (Cayman)	5.790%	4/15/14	32,000	32,324
[3]	National Australia Bank	4.800%	4/6/10	21,000	21,259
	National City Bank	5.800%	6/7/17	50,000	39,846
	National City Bank of Pennsylvania	7.250%	10/21/11	22,000	20,135
	National Westminster Bank PLC	7.375%	10/1/09	29,825	30,724
	Northern Trust Co.	4.600%	2/1/13	10,000	9,742
	PNC Bank NA	5.250%	1/15/17	16,000	14,529
	Regions Financial Corp.	7.000%	3/1/11	25,000	25,518
	Republic New York Corp.	5.875%	10/15/08	15,000	15,094
	Royal Bank of Canada	5.650%	7/20/11	20,000	20,682
	Royal Bank of Scotland Group PLC	6.400%	4/1/09	14,000	14,258
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	18,975	18,487
	State Street Corp.	5.375%	4/30/17	55,500	54,143
	SunTrust Banks, Inc.	6.375%	4/1/11	15,000	15,584
	UFJ Finance Aruba AEC	6.750%	7/15/13	20,000	20,696
	US Bank NA	3.900%	8/15/08	20,000	20,002
	US Bank NA	6.375%	8/1/11	25,000	26,274
	US Bank NA	4.950%	10/30/14	12,400	12,175
	Wachovia Bank NA	4.800%	11/1/14	19,640	18,571
	Wachovia Corp.	6.000%	10/30/08	15,000	15,085
	Wachovia Corp.	4.875%	2/15/14	19,250	17,409
	Wachovia Corp.	6.605%	10/1/25	15,000	13,536
	Washington Mutual, Inc.	5.250%	9/15/17	38,000	29,626
	Wells Fargo & Co.	3.125%	4/1/09	12,400	12,416
	Wells Fargo Bank NA	7.550%	6/21/10	25,000	26,592
	Wells Fargo Bank NA	5.950%	8/26/36	25,000	23,912
	Wells Fargo Financial	5.500%	8/1/12	34,100	34,620

	World Savings Bank, FSB	4.125%	12/15/09	16,000	15,863

	Brokerage (2.6%)
	Goldman Sachs Group, Inc.	3.875%	1/15/09	30,000	30,087
	Goldman Sachs Group, Inc.	4.750%	7/15/13	18,000	17,413
	Goldman Sachs Group, Inc.	5.250%	10/15/13	29,400	29,144
	Goldman Sachs Group, Inc.	6.125%	2/15/33	20,000	17,472
	Goldman Sachs Group, Inc.	6.450%	5/1/36	25,000	22,398
	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	20,000	18,986
	Lehman Brothers Holdings, Inc.	4.800%	3/13/14	15,000	13,432
	Merrill Lynch & Co., Inc.	4.125%	1/15/09	27,125	26,997
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	15,000	13,723
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	20,000	19,006
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	30,000	24,428
	Morgan Stanley Dean Witter	3.875%	1/15/09	36,000	35,940
	Morgan Stanley Dean Witter	5.300%	3/1/13	37,925	36,648
	Morgan Stanley Dean Witter	7.250%	4/1/32	27,100	27,494

	Finance Companies (2.0%)
	American Express Centurion Bank	4.375%	7/30/09	11,500	11,567
	American Express Co.	5.500%	9/12/16	25,000	23,308
	American Express Co.	6.150%	8/28/17	35,000	33,419
	American General Finance Corp.	4.000%	3/15/11	12,000	11,362
	General Electric Capital Corp.	7.375%	1/19/10	10,000	10,568
	General Electric Capital Corp.	8.125%	5/15/12	10,000	11,016
	General Electric Capital Corp.	5.450%	1/15/13	25,550	25,712
	General Electric Capital Corp.	6.750%	3/15/32	75,000	75,878
	HSBC Finance Corp.	4.750%	7/15/13	12,225	11,958
	International Lease Finance Corp.	5.400%	2/15/12	20,000	18,050
	NYSE Euronext	4.800%	6/28/13	24,540	24,122

	Insurance (3.4%)
	ACE INA Holdings, Inc.	5.700%	2/15/17	15,000	14,523
	Allstate Corp.	7.500%	6/15/13	20,000	21,820
	Allstate Life Global Funding	4.250%	2/26/10	13,000	13,090
	American International Group, Inc.	4.250%	5/15/13	14,250	13,075
	American International Group, Inc.	6.250%	5/1/36	15,000	13,168
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	48,255	48,816
[3]	GeGenworth Life Institutional Funding	5.875%	5/3/13	12,000	11,967
	Genworth Financial, Inc.	5.125%	3/15/11	17,635	17,353
	Genworth Financial, Inc.	5.750%	5/15/13	10,000	9,818
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	16,665	15,730
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	26,000	23,088
[3]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,906
[3]	MetLife Global Funding I	4.625%	8/19/10	15,000	15,154
[3]	MetLife Global Funding I	5.750%	7/25/11	15,000	15,504
[3]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	28,548
[3]	New York Life Insurance	5.875%	5/15/33	44,785	42,521
	Principal Life Income Funding	5.125%	3/1/11	18,895	18,980
	Prudential Financial, Inc.	5.800%	6/15/12	29,165	29,782

	Prudential Financial, Inc.	5.100%	9/20/14	12,000	11,308
	Prudential Financial, Inc.	4.750%	6/13/15	21,000	19,435
	Travelers Cos. Inc.	5.800%	5/15/18	11,590	11,267
	UnitedHealth Group, Inc.	5.375%	3/15/16	16,000	14,967
	XL Capital Ltd.	5.250%	9/15/14	16,000	13,307

	Other Finance (0.2%)
[3]	SovRisc BV	4.625%	10/31/08	25,000	25,132

	Real Estate Investment Trusts (0.4%)
	Brandywine Operating Partnership	5.750%	4/1/12	10,030	9,452
	Health Care Property Investors, Inc.	6.000%	1/30/17	20,000	17,127
	Simon Property Group Inc.	5.875%	3/1/17	25,000	23,879

					2,447,876
Industrial (20.7%)
	Basic Industry (1.9%)
	Alcan, Inc.	4.875%	9/15/12	10,500	10,164
	Alcan, Inc.	4.500%	5/15/13	22,300	21,478
	Alcoa, Inc.	5.720%	2/23/19	33,663	31,468
	Alcoa, Inc.	5.870%	2/23/22	11,337	10,333
	BHP Billiton Finance	4.800%	4/15/13	33,500	32,496
	Dow Chemical Co.	5.750%	12/15/08	50,000	50,554
	E.I. du Pont de Nemours & Co.	4.125%	3/6/13	27,200	26,527
	Monsanto Co.	5.500%	7/30/35	15,000	13,779
	Praxair, Inc.	6.375%	4/1/12	25,000	26,579
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	25,000	25,134

	Capital Goods (2.4%)
	Boeing Co.	6.625%	2/15/38	20,950	22,242
	Caterpillar Financial Services Corp.	2.700%	7/15/08	11,800	11,800
	Caterpillar, Inc.	6.950%	5/1/42	15,000	16,404
	Dover Corp.	4.875%	10/15/15	20,000	19,431
	General Dynamics Corp.	4.250%	5/15/13	41,100	40,583
	Illinois Tool Works, Inc.	5.750%	3/1/09	25,000	25,436
	John Deere Capital Corp.	4.625%	4/15/09	15,000	15,179
	John Deere Capital Corp.	7.000%	3/15/12	25,000	26,938
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	25,000	27,417
	PACTIV Corp.	8.125%	6/15/17	20,000	21,767
[3]	Siemens Financieringsmat	5.750%	10/17/16	25,000	25,111
	Tyco International Group SA	6.000%	11/15/13	20,800	20,069
	United Technologies Corp.	7.125%	11/15/10	25,000	26,898
	United Technologies Corp.	4.875%	5/1/15	15,000	14,908

	Communication (6.3%)
	AT&T Inc.	6.250%	3/15/11	15,500	16,066
	AT&T Inc.	6.500%	9/1/37	50,000	48,542
	AT&T Wireless	8.750%	3/1/31	27,000	32,436
	BellSouth Corp.	6.000%	10/15/11	31,000	32,125
	BellSouth Corp.	6.000%	11/15/34	34,000	31,750

	Chesapeake & Potomac Telephone Co.	7.875%	1/15/22	16,000	17,312
	Comcast Cable Communications, Inc.	6.750%	1/30/11	10,000	10,383
	Comcast Corp.	5.300%	1/15/14	21,000	20,489
	Comcast Corp.	6.450%	3/15/37	20,000	18,671
	Comcast Corp.	6.950%	8/15/37	50,000	49,633
[3]	Cox Communications, Inc.	5.875%	12/1/16	40,000	39,077
	Deutsche Telekom International Finance	8.750%	6/15/30	50,000	57,395
	France Telecom	7.750%	3/1/11	24,000	25,531
	France Telecom	8.500%	3/1/31	50,000	60,820
	Gannett Co., Inc.	6.375%	4/1/12	25,000	24,259
	GTE California Inc.	6.700%	9/1/09	25,000	25,574
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	26,544
	New Jersey Bell Telephone Co.	8.000%	6/1/22	14,585	16,239
	News America Inc.	6.200%	12/15/34	11,000	10,273
	Telefonica Europe BV	7.750%	9/15/10	25,000	26,322
	Time Warner Cable Inc.	5.850%	5/1/17	80,000	75,868
	Verizon Communications Corp.	5.500%	4/1/17	50,000	49,042
	Verizon Global Funding Corp.	4.375%	6/1/13	14,500	13,956
	Verizon Virginia, Inc.	4.625%	3/15/13	10,800	10,504
	Viacom Inc.	7.700%	7/30/10	26,740	27,877
	Washington Post Co.	5.500%	2/15/09	50,000	50,722

	Consumer Cyclical (2.2%)
	CVS Corp.	4.875%	9/15/14	12,000	11,530
	CVS Corp.	6.125%	8/15/16	25,000	25,084
	CVS Corp.	5.750%	6/1/17	25,000	24,537
	Lowe's Cos., Inc.	5.000%	10/15/15	28,125	27,751
	McDonald's Corp.	5.750%	3/1/12	10,000	10,444
	Target Corp.	6.350%	1/15/11	16,500	17,308
	Target Corp.	5.875%	3/1/12	31,000	32,168
	The Walt Disney Co.	5.625%	9/15/16	20,000	20,452
	Time Warner, Inc.	6.875%	5/1/12	10,000	10,239
	Time Warner, Inc.	5.875%	11/15/16	50,000	47,292
	Wal-Mart Stores, Inc.	6.875%	8/10/09	50,000	51,884

	Consumer Noncyclical (5.0%)
	Abbott Laboratories	4.350%	3/15/14	20,000	19,554
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	31,125	31,495
	AstraZeneca PLC	5.900%	9/15/17	50,000	51,240
	Becton, Dickinson & Co.	4.550%	4/15/13	25,900	25,527
	Bestfoods	6.625%	4/15/28	25,000	26,797
[3]	Cargill Inc.	6.125%	9/15/36	22,000	20,072
[3]	Cargill Inc.	6.625%	9/15/37	42,830	41,727
	Clorox Co.	4.200%	1/15/10	14,535	14,401
	Coca-Cola Co.	5.750%	3/15/11	45,000	47,240
	Coca-Cola Co.	5.350%	11/15/17	50,000	50,213
	Coca-Cola Enterprises Inc.	5.750%	11/1/08	25,000	25,231
	Eli Lilly & Co.	6.000%	3/15/12	10,000	10,614
	Eli Lilly & Co.	5.500%	3/15/27	20,000	19,344
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	10,000	9,728

	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	13,937
	Johnson & Johnson	3.800%	5/15/13	19,895	19,711
	Johnson & Johnson	6.730%	11/15/23	15,000	17,016
	Kimberly-Clark Corp.	6.250%	7/15/18	25,000	26,469
	Kraft Foods, Inc.	5.625%	11/1/11	22,625	22,955
	Pepsico, Inc.	5.150%	5/15/12	50,000	51,749
	Procter & Gamble Co.	6.450%	1/15/26	25,000	26,691
	Procter & Gamble Co.	5.550%	3/5/37	25,000	23,966
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	23,346	29,150
	Schering-Plough Corp.	5.550%	12/1/13	16,985	17,110

	Energy (1.5%)
	Burlington Resources, Inc.	6.500%	12/1/11	25,000	26,647
	ChevronTexaco Corp.	8.625%	4/1/32	25,000	36,025
	ConocoPhillips	7.000%	3/30/29	11,500	12,453
	ConocoPhillips Canada	5.625%	10/15/16	25,000	25,569
	Devon Financing Corp.	7.875%	9/30/31	15,000	17,597
	Encana Corp.	6.500%	8/15/34	15,000	14,561
	Halliburton Co.	5.500%	10/15/10	15,400	15,919
	Suncor Energy, Inc.	5.950%	12/1/34	28,000	25,773
	Valero Energy Corp.	7.500%	4/15/32	16,600	16,916

	Other Industrial (0.5%)
	Eaton Corp.	5.750%	7/15/12	15,600	15,937
	Eaton Corp.	5.300%	3/15/17	20,000	19,414
	Eaton Corp.	6.500%	6/1/25	10,000	9,980
	Eaton Corp.	5.250%	6/15/35	14,500	12,083

	Technology (0.8%)
	Cisco Systems Inc.	5.250%	2/22/11	18,200	18,708
	International Business Machines Corp.	5.700%	9/14/17	41,710	42,300
	International Business Machines Corp.	7.000%	10/30/25	25,000	27,190
	Pitney Bowes, Inc.	4.750%	5/15/18	10,000	9,247

	Transportation (0.1%)
	Norfolk Southern Corp.	6.200%	4/15/09	15,000	15,288
					2,662,338
Utilities (5.7%)
	Electric (5.6%)
	Alabama Power Co.	5.550%	2/1/17	11,765	11,900
	Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	14,449
	Carolina Power & Light Co.	6.300%	4/1/38	1,625	1,640
	Consolidated Edison Co. of New York	5.625%	7/1/12	16,205	16,615
	Consolidated Edison Co. of New York	4.875%	2/1/13	9,700	9,596
	Consolidated Edison Co. of New York	6.300%	8/15/37	50,000	48,961
	Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	28,844
	Duke Energy Corp.	6.250%	1/15/12	20,000	20,833
[3]	EDP Finance BV	6.000%	2/2/18	50,000	50,244
	Exelon Corp.	6.750%	5/1/11	17,500	17,895
	Florida Power & Light Co.	4.850%	2/1/13	12,000	12,053

	Florida Power & Light Co.	6.200%	6/1/36	22,452	23,277
	Florida Power Corp.	6.650%	7/15/11	25,000	26,408
	Georgia Power Co.	5.700%	6/1/17	50,000	50,446
	Indiana Michigan Power Co.	6.050%	3/15/37	20,000	17,708
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	35,000	35,323
	National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	40,000	42,506
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	12,000	11,611
	NiSource Finance Corp.	6.400%	3/15/18	50,000	48,142
	NStar Electric Co.	4.875%	10/15/12	20,800	20,787
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	9,967
	PECO Energy Co.	4.750%	10/1/12	12,000	11,913
	SCANA Corp.	6.875%	5/15/11	25,000	26,129
	SCANA Corp.	6.250%	2/1/12	28,930	29,719
	Southern California Edison Co.	5.000%	1/15/14	11,800	11,704
	Southern Co.	5.300%	1/15/12	20,000	20,328
	Southwestern Electric Power	5.550%	1/15/17	20,000	18,794
	Virginia Electric & Power Co.	4.750%	3/1/13	16,350	16,088
	Virginia Electric & Power Co.	5.950%	9/15/17	50,000	50,309
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	13,210
	Wisconsin Power & Light Co.	5.700%	10/15/08	12,650	12,733

	Natural Gas (0.1%)
[3]	Duke Energy Field Services	6.450%	11/3/36	9,375	8,657
					738,789

Total Corporate Bonds (Cost $5,978,304)					5,862,230

Sovereign Bonds (U.S. Dollar-Denominated) (5.4%)

	Asian Development Bank	4.500%	9/4/12	40,000	41,069
	BK Nederlandse Gemeenten	6.000%	3/26/12	50,000	53,372
[3]	Corporacion Nacional del Cobre	6.150%	10/24/36	18,710	17,798
	European Investment Bank	4.000%	3/3/10	20,000	20,308
	European Investment Bank	4.625%	5/15/14	54,000	55,093
	European Investment Bank	4.625%	10/20/15	15,000	15,273
	Export Development Canada	4.625%	4/1/10	50,000	51,472
	International Bank for Reconstruction & Development	4.125%	6/24/09	11,800	11,868
	Japan Bank International	4.750%	5/25/11	35,000	36,051
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	22,000	21,693
	Landwirtschaftliche Rentenbank	4.125%	7/15/08	67,000	67,025
	Oesterreichische Kontrollbank	4.500%	3/9/15	17,000	17,303
	Province of Manitoba	4.450%	4/12/10	20,000	20,193
	Province of New Brunswick	5.200%	2/21/17	30,000	31,202
	Province of Ontario	5.000%	10/18/11	20,000	20,723
^	Province of Ontario	4.950%	6/1/12	50,000	52,033
	Province of Ontario	5.125%	7/17/12	25,000	26,115
	Province of Ontario	4.500%	2/3/15	40,000	39,997
	Province of Quebec	6.125%	1/22/11	19,500	20,680
	Province of Quebec	5.125%	11/14/16	20,000	20,538

	Quebec Hydro Electric	6.300%	5/11/11	50,000	53,405

Total Sovereign Bonds (Cost $676,974)					693,211

Taxable Municipal Bonds (3.0%)

	Illinois (Taxable Pension) GO	4.950%	6/1/23	21,275	20,432
	Illinois (Taxable Pension) GO	5.100%	6/1/33	135,000	127,098
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	46,080	55,614
	North Carolina Duke Univ. Rev.	5.850%	4/1/37	62,165	63,022
	Oregon School Board Assn.	4.759%	6/30/28	15,000	13,387
	President and Fellows of Harvard College	6.300%	10/1/37	68,000	70,257
	Southern California Public Power Auth.	6.930%	5/15/17	30,000	34,195
	Wisconsin Public Service Rev.	5.700%	5/1/26	9,000	8,927

Total Taxable Municipal Bonds (Cost $394,100)					392,932

				Shares	Market Value ($000)
Common Stocks (36.0%)
Consumer Discretionary (1.0%)
	Genuine Parts Co.			1,757,600	69,742
	McDonald's Corp.			621,400	34,935
	Home Depot, Inc.			903,000	21,148
					125,825
Consumer Staples (5.4%)
	Kimberly-Clark Corp.			2,290,400	136,920
	Kellogg Co.			2,637,500	126,653
	Philip Morris International Inc.			2,390,700	118,077
	General Mills, Inc.			1,421,800	86,403
	Altria Group, Inc.			3,096,500	63,664
*	Lorillard, Inc.			729,000	50,418
	Unilever NV ADR			1,559,100	44,278
	ConAgra Foods, Inc.			1,988,900	38,346
	Diageo PLC ADR			353,000	26,076
					690,835
Energy (4.4%)
	Chevron Corp.			2,366,700	234,611
	Total SA ADR			1,882,500	160,521
	BP PLC ADR			2,107,400	146,612
	Royal Dutch Shell PLC ADR Class B			387,556	31,047
					572,791
Financials (7.4%)
	U.S. Bancorp			5,847,000	163,073
	PNC Financial Services Group			2,687,700	153,468
	JPMorgan Chase & Co.			3,736,300	128,192
	Bank of America Corp.			4,389,588	104,779
	The Allstate Corp.			1,978,700	90,209
	Lloyds TSB Group PLC			10,593,098	64,991
	The Chubb Corp.			1,321,400	64,762
	Host Hotels & Resorts Inc. REIT			4,507,000	61,520

	Citigroup, Inc.	3,131,000	52,476
	Bank of New York Mellon Corp.	1,090,500	41,254
	Fannie Mae	1,793,300	34,987

			959,711
Health Care (3.2%)
	Abbott Laboratories	1,727,300	91,495
	Bristol-Myers Squibb Co.	3,911,700	80,307
	GlaxoSmithKline PLC ADR	1,576,000	69,691
	Wyeth	1,255,000	60,190
	Pfizer Inc.	3,205,100	55,993
	Eli Lilly & Co.	1,061,900	49,017

			406,693
Industrials (2.6%)
	General Electric Co.	6,795,900	181,383
	Waste Management, Inc.	2,542,000	95,859
	Schneider Electric SA	590,271	63,500

			340,742
Materials (3.3%)
	E.I. du Pont de Nemours & Co.	2,926,700	125,526
	Dow Chemical Co.	2,489,100	86,894
	PPG Industries, Inc.	1,276,600	73,239
	Packaging Corp. of America	2,471,300	53,158
	Rexam PLC	5,834,652	44,822
	International Paper Co.	1,763,450	41,088

			424,727
Telecommunication Services (3.3%)
	AT&T Inc.	5,399,080	181,895
	Verizon Communications Inc.	5,028,600	178,012
	Telefonica SA	2,286,924	60,521

			420,428
Utilities (5.4%)
	FPL Group, Inc.	3,729,700	244,594
	Dominion Resources, Inc.	2,702,700	128,351
	Consolidated Edison Inc.	2,225,700	87,003
	American Electric Power Co., Inc.	1,627,900	65,490
	Entergy Corp.	430,200	51,830
	SCANA Corp.	1,275,200	47,182
	PG&E Corp.	1,166,100	46,283
	Southern Co.	733,100	25,600

			696,333

Total Common Stocks (Cost $4,484,776)			4,638,085

Temporary Cash Investments (0.4%)
Money Market Fund (0.0%)

[4]	Vanguard Market Liquidity Fund, 2.405%	2,154,980	2,155

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (0.4%)

[1,2]	Federal Home Loan Bank	2.045%	7/7/08	50,000	49,983

Total Temporary Cash Investments (Cost $52,138)					52,138
Total Investments (99.1%) (Cost $12,710,205)					12,771,830

Other Assets and Liabilities - Net (0.9%)					113,874

Net Assets (100%)					12,885,704

^	Part of security position is on loan to broker-dealers.
*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $443,100,000, representing 3.4% of net assets.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

At June 30, 2008, the cost of investment securities for tax purposes was $12,710,205,000. Net unrealized appreciation of investment securities for tax purposes was $61,625,000, consisting of unrealized gains of $693,567,000 on securities that had risen in value since their purchase and $631,942,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.